UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Large-Cap Growth Fund
Portfolio of Investments    June 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.2%
	COMMON STOCKS – 100.2%
	Aerospace & Defense – 3.9%
9,652	Boeing Company	$3,238,343
5,290	Huntington Ingalls Industries Inc.	1,146,819
4,415	Lockheed Martin Corporation	1,304,323
	Total Aerospace & Defense	5,689,485
	Air Freight & Logistics – 0.8%
5,042	FedEx Corporation	1,144,837
	Airlines – 0.7%
20,272	Southwest Airlines Co.	1,031,439
	Banks – 0.3%
1,404	SVB Financial Group, (2)	405,419
	Biotechnology – 2.6%
15,570	AbbVie Inc.	1,442,560
2,075	Biogen Inc., (2)	602,248
2,528	BioMarin Pharmaceutical Inc., (2)	238,138
5,714	Celgene Corporation, (2)	453,806
9,420	Gilead Sciences, Inc.	667,313
2,539	Vertex Pharmaceuticals Inc., (2)	431,528
	Total Biotechnology	3,835,593
	Building Products – 0.6%
23,727	Masco Corporation	887,864
	Capital Markets – 1.7%
13,238	Charles Schwab Corporation	676,462
14,457	Intercontinental Exchange Group, Inc.	1,063,313
4,538	MSCI Inc., Class A Shares	750,721
	Total Capital Markets	2,490,496
	Chemicals – 2.8%
5,706	DowDuPont, Inc.	376,140
12,325	FMC Corporation	1,099,513
13,105	Huntsman Corporation	382,666
7,723	Praxair, Inc.	1,221,392
9,125	Westlake Chemical Corporation	982,124
	Total Chemicals	4,061,835

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments    June 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 1.7%
4,853	Cintas Corporation	$898,145
18,633	Waste Management, Inc.	1,515,608
	Total Commercial Services & Supplies	2,413,753
	Communications Equipment – 1.7%
3,022	Arista Networks Inc., (2)	778,135
20,878	Ciena Corporation, (2)	553,476
5,475	Palo Alto Networks, Incorporated, (2)	1,124,948
	Total Communications Equipment	2,456,559
	Construction Materials – 0.9%
11,818	Eagle Materials Inc.	1,240,535
	Diversified Financial Services – 0.7%
21,186	Voya Financial Inc.	995,742
	Electric Utilities – 0.6%
5,176	NextEra Energy Inc.	864,547
	Electrical Equipment – 0.8%
7,140	Rockwell Automation, Inc.	1,186,882
	Electronic Equipment, Instruments & Components – 0.5%
22,424	Trimble Navigation Limited, (2)	736,404
	Equity Real Estate Investment Trust – 1.4%
6,088	American Tower Corporation, REIT	877,707
2,848	Equinix Inc.	1,224,327
	Total Equity Real Estate Investment Trust	2,102,034
	Food & Staples Retailing – 1.3%
19,525	Sysco Corporation	1,333,362
6,392	Wal-Mart Stores, Inc.	547,475
	Total Food & Staples Retailing	1,880,837
	Food Products – 1.2%
10,899	Lamb Weston Holding, Inc.	746,690
15,762	Pinnacle Foods Inc.	1,025,476
	Total Food Products	1,772,166
	Health Care Equipment & Supplies – 5.1%
19,986	Abbott Laboratories	1,218,946
7,300	Becton, Dickinson and Company	1,748,788
12,319	Danaher Corporation	1,215,639
9,190	Edwards Lifesciences Corporation, (2)	1,337,789
8,315	Medtronic, PLC	711,847

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
11,064	Zimmer Biomet Holdings, Inc.	$ 1,232,972
	Total Health Care Equipment & Supplies	7,465,981
	Health Care Providers & Services – 3.2%
4,392	Anthem Inc.	1,045,428
6,519	CIGNA Corporation	1,107,904
10,055	UnitedHealth Group Incorporated	2,466,894
	Total Health Care Providers & Services	4,620,226
	Health Care Technology – 0.4%
3,581	AthenaHealth Inc., (2)	569,880
	Hotels, Restaurants & Leisure – 3.9%
4,734	Dominos Pizza Inc.	1,335,793
10,923	Marriott International, Inc., Class A	1,382,852
8,654	McDonald's Corporation	1,355,995
5,376	Royal Caribbean Cruises Limited	556,953
11,295	Wyndham Hotels & Resorts Inc.	664,485
8,626	Wyndham Worldwide Corporation	381,873
	Total Hotels, Restaurants & Leisure	5,677,951
	Industrial Conglomerates – 1.1%
11,520	Honeywell International Inc.	1,659,456
	Insurance – 2.6%
10,508	Lincoln National Corporation	654,123
20,382	Marsh & McLennan Companies, Inc.	1,670,713
25,802	Progressive Corporation	1,526,188
	Total Insurance	3,851,024
	Internet & Direct Marketing Retail – 6.6%
4,968	Amazon.com, Inc., (2)	8,444,606
597	Booking Holdings Inc., (2)	1,210,173
	Total Internet & Direct Marketing Retail	9,654,779
	Internet Software & Services – 9.5%
7,335	Alphabet Inc., Class A, (2)	8,282,609
27,108	eBay Inc., (2)	982,936
23,553	Facebook Inc., Class A Shares, (2)	4,576,819
	Total Internet Software & Services	13,842,364
	IT Services – 6.5%
5,719	DXC Technology Company	461,009
9,056	Leidos Holdings Inc.	534,304
14,835	MasterCard, Inc.	2,915,374
20,559	PayPal Holdings, Inc., (2)	1,711,948

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments    June 30, 2018
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
2,884	Perspecta Inc.	$59,266
21,841	Visa Inc.	2,892,841
11,312	Worldpay, Inc., (2)	925,095
	Total IT Services	9,499,837
	Leisure Products – 0.4%
5,920	Hasbro, Inc.	546,475
	Life Sciences Tools & Services – 0.8%
5,753	Thermo Fisher Scientific, Inc.	1,191,676
	Machinery – 2.8%
6,563	Caterpillar Inc.	890,402
4,806	Fortive Corporation	370,591
17,548	Graco Inc.	793,521
10,748	Lincoln Electric Holdings Inc.	943,244
11,234	Wabtec Corporation	1,107,448
	Total Machinery	4,105,206
	Media – 3.3%
40,173	Comcast Corporation, Class A	1,318,076
61,649	Lions Gate Entertainment Corporation, Equity	1,446,285
18,938	Walt Disney Company	1,984,892
	Total Media	4,749,253
	Oil, Gas & Consumable Fuels – 1.5%
16,423	Cheniere Energy Inc., (2)	1,070,615
15,512	ONEOK, Inc.	1,083,203
	Total Oil, Gas & Consumable Fuels	2,153,818
	Personal Products – 0.8%
8,407	Estee Lauder Companies Inc., Class A	1,199,595
	Pharmaceuticals – 0.8%
13,871	Zoetis Incorporated	1,181,671
	Road & Rail – 1.8%
4,983	Kansas City Southern Industries	527,999
14,715	Union Pacific Corporation	2,084,821
	Total Road & Rail	2,612,820
	Semiconductors & Semiconductor Equipment – 3.0%
12,262	Analog Devices, Inc.	1,176,171
9,165	Broadcom Inc.	2,223,796
19,157	Micron Technology, Inc., (2)	1,004,593
	Total Semiconductors & Semiconductor Equipment	4,404,560

Shares	Description (1)	Value
	Software – 14.4%
10,048	Adobe Systems Incorporated, (2)	$2,449,803
4,711	Ansys Inc., (2)	820,562
14,959	Electronic Arts Inc., (2)	2,109,518
10,643	Intuit, Inc.	2,174,418
98,754	Microsoft Corporation	9,738,132
15,491	Parametric Technology Corporation, (2)	1,453,211
14,182	Synopsys Inc., (2)	1,213,554
6,985	VMware Inc., (2)	1,026,585
	Total Software	20,985,783
	Specialty Retail – 2.9%
16,746	Home Depot, Inc.	3,267,144
6,861	Tiffany & Co.	902,908
	Total Specialty Retail	4,170,052
	Technology Hardware, Storage & Peripherals – 4.6%
36,457	Apple, Inc.	6,748,555

	Total Long-Term Investments (cost $87,890,498)	146,087,389
	Other Assets Less Liabilities – (0.2)%	(323,167)
	Net Assets – 100%	$ 145,764,222
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$146,087,389	$ —	$ —	$146,087,389

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments    June 30, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.
Tax cost of investments	$88,349,477
Gross unrealized:
Appreciation	$59,278,296
Depreciation	(1,540,384)
Net unrealized appreciation (depreciation) of investments	$57,737,912
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

Nuveen Symphony Low Volatility Equity Fund
Portfolio of Investments    June 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Aerospace & Defense – 3.2%
3,844	Boeing Company	$1,289,700
4,181	Northrop Grumman Corporation	1,286,494
13,526	United Technologies Corporation	1,691,156
	Total Aerospace & Defense	4,267,350
	Air Freight & Logistics – 0.8%
4,953	FedEx Corporation	1,124,628
	Auto Components – 1.1%
16,546	Aptiv PLC	1,516,110
	Banks – 5.2%
29,179	BB&T Corporation	1,471,789
38,504	Citizens Financial Group Inc.	1,497,806
30,450	JPMorgan Chase & Co.	3,172,890
2,974	SVB Financial Group, (2)	858,772
	Total Banks	7,001,257
	Biotechnology – 2.2%
4,546	Amgen Inc.	839,146
4,076	Biogen Inc., (2)	1,183,018
12,882	Gilead Sciences, Inc.	912,561
	Total Biotechnology	2,934,725
	Capital Markets – 2.3%
12,677	LPL Investments Holdings Inc.	830,850
15,395	NASDAQ Stock Market, Inc.	1,405,102
4,174	S&P Global, Inc.	851,037
	Total Capital Markets	3,086,989
	Chemicals – 3.9%
7,407	Air Products & Chemicals Inc.	1,153,492
26,145	DowDuPont, Inc.	1,723,478
7,579	Praxair, Inc.	1,198,619
9,982	Westlake Chemical Corporation	1,074,363
	Total Chemicals	5,149,952
	Commercial Services & Supplies – 3.3%
6,420	Cintas Corporation	1,188,149
15,145	Republic Services, Inc.	1,035,312

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments    June 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
27,613	Waste Management, Inc.	$ 2,246,042
	Total Commercial Services & Supplies	4,469,503
	Consumer Finance – 0.8%
11,552	American Express Company	1,132,096
	Diversified Financial Services – 0.8%
22,749	Voya Financial Inc.	1,069,203
	Electric Utilities – 2.0%
36,753	FirstEnergy Corp.	1,319,800
8,230	NextEra Energy Inc.	1,374,657
	Total Electric Utilities	2,694,457
	Energy Equipment & Services – 0.6%
19,024	Apergy Corp, (2)	794,252
	Equity Real Estate Investment Trust – 2.7%
8,476	DCT Industrial Trust Inc.	565,604
42,344	Duke Realty Corporation	1,229,246
25,900	Health Care Property Investors Inc.	668,738
25,766	Liberty Property Trust	1,142,207
	Total Equity Real Estate Investment Trust	3,605,795
	Food & Staples Retailing – 1.5%
23,061	Wal-Mart Stores, Inc.	1,975,175
	Food Products – 3.1%
19,484	ConAgra Foods, Inc.	696,164
16,232	Kraft Heinz Company	1,019,694
21,375	Lamb Weston Holding, Inc.	1,464,401
23,098	Mondelez International Inc.	947,018
	Total Food Products	4,127,277
	Health Care Equipment & Supplies – 7.1%
31,090	Abbott Laboratories	1,896,179
5,953	Becton, Dickinson and Company	1,426,101
15,490	Danaher Corporation	1,528,553
26,252	Medtronic, PLC	2,247,434
2,973	Teleflex Inc.	797,388
14,065	Zimmer Biomet Holdings, Inc.	1,567,404
	Total Health Care Equipment & Supplies	9,463,059
	Health Care Providers & Services – 2.7%
9,417	CIGNA Corporation	1,600,419

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
6,562	Humana Inc.	$ 1,953,048
	Total Health Care Providers & Services	3,553,467
	Hotels, Restaurants & Leisure – 3.6%
13,370	Hilton Grand Vacations, Inc., (2)	463,939
17,504	Las Vegas Sands	1,336,605
8,391	McDonald's Corporation	1,314,786
19,115	Wyndham Hotels & Resorts Inc.	1,124,536
14,034	Wyndham Worldwide Corporation	621,285
	Total Hotels, Restaurants & Leisure	4,861,151
	Industrial Conglomerates – 1.3%
12,054	Honeywell International Inc.	1,736,379
	Insurance – 7.4%
8,649	Ace Limited	1,098,596
16,038	AFLAC Incorporated	689,955
36,303	Arch Capital Group Limited, (2)	960,577
23,856	Axis Capital Holdings Limited	1,326,870
23,205	Marsh & McLennan Companies, Inc.	1,902,114
33,412	Progressive Corporation	1,976,320
13,043	Prudential Financial, Inc.	1,219,651
4,908	Reinsurance Group of America Inc.	655,120
	Total Insurance	9,829,203
	Internet & Direct Marketing Retail – 4.0%
3,174	Amazon.com, Inc., (2)	5,395,165
	Internet Software & Services – 2.9%
2,407	Alphabet Inc., Class A, (2)	2,717,960
33,027	eBay Inc., (2)	1,197,559
	Total Internet Software & Services	3,915,519
	IT Services – 9.3%
18,488	DXC Technology Company	1,490,318
82,176	First Data Corporation, Class A Shares, (2)	1,719,944
14,712	Fiserv, Inc., (2)	1,090,012
15,241	MasterCard, Inc.	2,995,161
9,244	Perspecta Inc.	189,964
25,119	Visa Inc.	3,327,011
19,096	Worldpay, Inc., (2)	1,561,671
	Total IT Services	12,374,081
	Life Sciences Tools & Services – 0.7%
4,794	Waters Corporation, (2)	928,070

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments    June 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Machinery – 1.8%
5,225	Caterpillar Inc.	$708,876
6,437	Deere & Company	899,892
10,138	Dover Corporation	742,102
	Total Machinery	2,350,870
	Media – 1.5%
18,535	Walt Disney Company	1,942,653
	Mortgage Real Estate Investment Trust – 0.8%
28,500	AGNC Investment Corp.	529,815
52,874	Annaly Capital Management Inc.	544,074
	Total Mortgage Real Estate Investment Trust	1,073,889
	Multi-Utilities – 1.7%
23,272	CenterPoint Energy, Inc.	644,867
34,878	CMS Energy Corporation	1,649,032
	Total Multi-Utilities	2,293,899
	Oil, Gas & Consumable Fuels – 3.1%
16,614	Occidental Petroleum Corporation	1,390,260
19,637	ONEOK, Inc.	1,371,252
12,337	Phillips 66	1,385,568
	Total Oil, Gas & Consumable Fuels	4,147,080
	Pharmaceuticals – 2.2%
23,956	Johnson & Johnson	2,906,821
	Road & Rail – 2.8%
13,333	Norfolk Southern Corporation	2,011,550
11,998	Union Pacific Corporation	1,699,876
	Total Road & Rail	3,711,426
	Semiconductors & Semiconductor Equipment – 2.7%
13,983	Analog Devices, Inc.	1,341,249
45,064	Intel Corporation	2,240,132
	Total Semiconductors & Semiconductor Equipment	3,581,381
	Software – 8.7%
11,656	Electronic Arts Inc., (2)	1,643,729
8,995	Intuit, Inc.	1,837,724
46,505	Microsoft Corporation	4,585,858
42,948	Oracle Corporation	1,892,289
9,834	ServiceNow Inc., (2)	1,696,070
	Total Software	11,655,670
	Tobacco – 1.9%
27,183	Altria Group, Inc.	1,543,723

Shares	Description (1)	Value
	Tobacco (continued)
12,571	Philip Morris International	$ 1,014,982
	Total Tobacco	2,558,705

	Total Long-Term Investments (cost $108,686,561)	133,227,257

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.3%
	INVESTMENT COMPANIES – 0.3%
388,128	BlackRock Liquidity Funds T-Fund Portfolio, (3)	1.814% (4)	$ 388,128
	Total Short-Term Investments (cost $388,128)		388,128
	Total Investments (cost $109,074,689) – 100.0%		133,615,385
	Other Assets Less Liabilities – (0.0)%		(30,721)
	Net Assets – 100%		$ 133,584,664
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$133,227,257	$ —	$ —	$133,227,257
Short-Term Investments:
Investment Companies	388,128	—	—	388,128
Total	$133,615,385	$ —	$ —	$133,615,385

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments    June 30, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.
Tax cost of investments	$109,190,784
Gross unrealized:
Appreciation	$ 27,075,520
Depreciation	(2,650,919)
Net unrealized appreciation (depreciation) of investments	$ 24,424,601
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018